Financial Trust - Summary of Financial Trust (Detail) $ in Thousands	12 Months Ended
Dec. 31, 2018 ARS ($)
Credimas one [member]
Disclosure of financial trust [line items]
Indenture executed on	Nov. 01, 2013
Due of principal obligation	12/26/2018
Original principal amount	$ 16,000
Principal balance	$ 4,616
Beneficiaries	Banco Supervielle
Settlers	Credimas S.A.
Credimas two [member]
Disclosure of financial trust [line items]
Indenture executed on	Nov. 01, 2013
Due of principal obligation	01/24/2019
Original principal amount	$ 7,000
Principal balance	$ 4,867
Beneficiaries	Banco Supervielle
Settlers	Credimas S.A.
Administration trust [member]
Disclosure of financial trust [line items]
Indenture executed on	Dec. 09, 2018
Due of principal obligation	09/12/2018, or until the termination of payment obligations through Disbursements (the "Extinction date").
Beneficiaries	Diservel S.R.L., Ingenias S.R.L, Geotecnia (Inv. Calvente), Newen Ingenieria S.A., Ingiciap S.A., Mercados Energeticos, Diservel S.R.L.) and the suppliers of works, goods and services included in the Project.
Settlers	Interconexion Electrica Rodeo S.A.